Submission	Aug. 21, 2025
Submission [Line Items]
Central Index Key	0001210708
Registrant Name	Hudson Global, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A